Document and Entity Information	3 Months Ended
Apr. 30, 2015
Document And Entity Information
Entity Registrant Name	BioPharmX Corp
Entity Central Index Key	0001504167
Document Type	S-1
Document Period End Date	Apr. 30, 2015
Amendment Flag	true
Amendment Description	Amendment 4
Entity Filer Category	Smaller Reporting Company